UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-03495

DWS Money Market Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  3/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2012 (Unaudited)

Tax Free Money Fund Investment

	Principal Amount ($)	Value ($)
Municipal Investments 99.7%
Alabama 1.7%
Birmingham , AL, State Special Care Facilities Financing Authority Revenue, Series A-1, 5.0%, 6/1/2012	2,250,000	2,267,563
California 9.0%
BlackRock MuniYield California Fund, Inc., 144A, AMT, 0.31% *, 6/1/2041, LIQ: Citibank NA	2,000,000	2,000,000
BlackRock MuniYield California Quality Fund, Inc., Series W-7-1665, 144A, AMT, 0.31% *, 5/1/2041, LIQ: Citibank NA	3,000,000	3,000,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Series R-13104CE, 144A, 0.69% *, 9/6/2035, LIQ: Citibank NA	6,500,000	6,500,000
San Francisco City & County, CA, Redevelopment Agency, Maria Manor Apartments, Series F, AMT, 0.21% *, 12/1/2033, LOC: Citibank NA	700,000	700,000

		12,200,000
Colorado 1.1%
Colorado, State Educational & Cultural Facilities Authority, Educational Facility, Trinity School Project, 0.18% *, 9/1/2026, LOC: Branch Banking & Trust	1,500,000	1,500,000
Florida 1.7%
Lee County, FL, Housing Finance Authority, Multi-Family Housing Revenue, University Club Partners Ltd., Series B, 144A, 0.26% *, 5/15/2035, LOC: Fannie Mae (a)	1,130,000	1,130,000
Palm Beach County, FL, Jewish Community Campus Project Revenue, 0.24% *, 3/1/2030, LOC: Northern Trust Co.	1,110,000	1,110,000

		2,240,000
Georgia 1.7%
Georgia, State General Obligation:
Series B, 5.0%, 7/1/2012	1,000,000	1,011,962
Series D, 5.0%, 7/1/2012	1,260,000	1,275,079

		2,287,041
Hawaii 0.7%
Hawaii, State Pacific Health Special Purpose Revenue, Department of Budget & Finance, Series B-2, 0.2% *, 7/1/2033, LOC: JPMorgan Chase Bank NA	1,000,000	1,000,000
Illinois 16.3%
Illinois, Finance Authority Educational Facility Revenue, Erikson Institute Project, 0.29% *, 11/1/2037, LOC: LaSalle Bank NA	2,500,000	2,500,000
Illinois, Finance Authority Revenue, TECP, 0.14%, 4/5/2012, LOC: PNC Bank NA	2,700,000	2,700,000
Illinois, State Finance Authority Revenue, Resurrection Health Care Corp., Series C, 0.25% *, 5/15/2035, LOC: Bank of America NA	5,000,000	5,000,000
Illinois, State Toll Highway Authority, Series A-1A, 0.25% *, 1/1/2031, INS: AGMC, SPA: JPMorgan Chase Bank NA	6,000,000	6,000,000
Illinois, Upper River Valley Development Authority, Industrial Development Revenue, Cathy Asta Enterprises LLC, Series A, 0.35% *, 8/1/2033, LOC: LaSalle Bank NA	5,000,000	5,000,000
Lake Zurich, IL, Industrial Development Revenue, Screenco LLC/ScreenFlex Project, AMT, 1.65% *, 3/1/2018, LOC: LaSalle Bank NA	790,000	790,000

		21,990,000
Indiana 3.0%
Indiana, IPS Multi-School Building Corp., Series R-885WF, 144A, 0.25% *, 1/15/2025, INS: AGMC, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	4,090,000	4,090,000
Iowa 0.7%
Iowa, State Finance Authority, Small Business Development Revenue, Corporate Center Associates LP Project, 0.19% *, 9/1/2020, LOC: Wells Fargo Bank NA	900,000	900,000
Kentucky 4.6%
Kentucky, State Housing Corp. Revenue, Series B, AMT, 0.19% *, 7/1/2032, SPA: State Street Bank & Trust Co.	1,580,000	1,580,000
Mason County, KY, Pollution Control Revenue, East Kentucky Power Cooperative:
Series B-1, 0.45% *, 10/15/2014, SPA: National Rural Utilities Cooperative Finance Corp.	1,300,000	1,300,000
Series B-3, 0.45% *, 10/15/2014, SPA: National Rural Utilities Cooperative Finance Corp.	3,375,000	3,375,000

		6,255,000
Louisiana 0.7%
Louisiana, State Local Government Environmental Facilities & Community Development Authority, Healthcare Facility, Series B, 0.6% *, 11/1/2014, LOC: LaSalle Bank NA (a)	900,000	900,000
Maryland 3.1%
Maryland, Health & Higher Educational Facilities Authority John Hopkins Hospital, TECP, 0.12%, 4/5/2012, LIQ: Wachovia Bank NA	3,000,000	3,000,000
Montgomery County, MD, General Obligation:
Series A, 5.0%, 1/1/2013	735,000	761,263
Series A, 5.25%, 11/1/2012	450,000	462,921

		4,224,184
Michigan 1.8%
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series F-8, 0.28% **, 11/15/2049	2,500,000	2,500,000
Minnesota 3.7%
Cohasset, MN, Power & Light Co. Project, Series B, 0.25% *, 6/1/2013, LOC: JPMorgan Chase Bank NA	2,200,000	2,200,000
Coon Rapids, MN, Industrial Development Revenue, Kurt Manufacturing Project, AMT, 0.42% *, 11/1/2017, LOC: U.S. Bank NA	1,055,000	1,055,000
Minneapolis, MN, General Obligation, 3.0%, 12/1/2012	1,750,000	1,783,223

		5,038,223
New Hampshire 4.9%
New Hampshire, State Health & Education Facilities Authority Revenue, Bishop Guertin High School, 0.19% *, 9/1/2032, LOC: TD Bank NA	2,065,000	2,065,000
New Hampshire, State Health & Education Facilities Authority Revenue, Easter Seals Rehabilitation Center, Series A, 0.19% *, 12/1/2034, LOC: Citizens Bank of NH	4,600,000	4,600,000

		6,665,000
New Mexico 1.5%
University of New Mexico, Series R-11961, 144A, 0.19% *, 6/1/2014, INS: AMBAC, LIQ: Citibank NA	2,000,000	2,000,000
New York 4.3%
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Nursing Home, 0.19% *, 12/1/2040, LOC: HSBC Bank U.S.A. NA	2,800,000	2,800,000
New York City, NY, Housing Development Corp., 1090 Franklin Avenue Associates LLC, Series A, AMT, 0.27% *, 12/1/2037, LOC: Citibank NA	1,000,000	1,000,000
New York, NY, General Obligation, Series B2, 0.26% *, 8/15/2023, SPA: Landesbank Hessen-Thuringen	2,000,000	2,000,000

		5,800,000
North Carolina 3.9%
North Carolina, Medical Care Commission, Health Care Facilities Revenue, Lenoir Memorial Hospital Project, 144A, 0.18% *, 4/1/2036, LOC: Branch Banking & Trust	2,820,000	2,820,000
North Carolina, State Capital Facilities Finance Agency, Educational Facilities Revenue, Summit School, Inc. Project, 0.18% *, 6/1/2033, LOC: Branch Banking & Trust	2,500,000	2,500,000

		5,320,000
Oregon 3.7%
Salem, OR, Hospital Facility Authority Revenue, Capital Manor, Inc. Project, 0.44% *, 5/1/2034, LOC: Bank of America NA	5,000,000	5,000,000
Pennsylvania 9.0%
Crawford County, PA, Industrial Development Authority Revenue, Allegheny College, Series B, 0.19% *, 11/1/2039, LOC: PNC Bank NA	2,000,000	2,000,000
Philadelphia, PA, Gas Works Revenue, Series E, 0.15% *, 8/1/2031, LOC: PNC Bank NA	5,000,000	5,000,000
Westmoreland County, PA, Industrial Development Authority, Health Systems, Excela Health Project, Series B, 0.19% *, 7/1/2030, LOC: PNC Bank NA	5,200,000	5,200,000

		12,200,000
Rhode Island 3.6%
Rhode Island, State & Providence Plantations, 2.0%, 6/29/2012	2,000,000	2,008,249
Rhode Island, State & Providence Plantations, Consolidated Capital Development Loan, Series A, 144A, 5.0%, 10/1/2012	2,795,000	2,859,031

		4,867,280
South Carolina 4.3%
Berkeley County, SC, School District, Prerefunded 7/15/2012 @ 100, 5.5%, 1/15/2017, INS: AGMC	4,585,000	4,654,124
Greenville County, SC, School District Installment Purchase Revenue, Building Equity Sooner for Tomorrow, Prerefunded 12/1/2012 @ 101, 5.5%, 12/1/2028	1,100,000	1,149,897

		5,804,021
Texas 6.4%
Aldine, TX, Independent School District, 5.25%, 2/15/2013	565,000	589,510
Brownsville, TX, Utility System, TECP, 0.18%, 6/15/2012	2,000,000	2,000,000
Pasadena, TX, Independent School District Building, Series A, 2.0%, 2/15/2013	3,425,000	3,479,710
University of Houston, TX, TECP, 0.12%, 5/1/2012	2,645,000	2,645,000

		8,714,220
Utah 3.4%
Utah, State General Obligation:
Series A, 5.0%, 7/1/2012	2,000,000	2,023,906
Series A, Prerefunded 7/1/2012 @ 100%, 5.25%, 7/1/2014	2,500,000	2,531,140

		4,555,046
Washington 1.9%
King County, WA, Housing Authority Revenue, Summerfield Apartments Project, 0.2% *, 9/1/2035, LOC: U.S. Bank NA	1,530,000	1,530,000
Washington, State General Obligation, Series 2010C, 144A, 0.19% *, 1/1/2018, LIQ: Citibank NA	1,000,000	1,000,000

		2,530,000
Wisconsin 3.0%
Milwaukee, WI, TECP, 0.12%, 5/7/2012, LOC: State Street	4,000,000	4,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $134,847,578) †	99.7	134,847,578
Other Assets and Liabilities, Net	0.3	449,739

Net Assets	100.0	135,297,317

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of March 31, 2012.

**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2012.

† The cost for federal income tax purposes was $134,847,578.
(a) Taxable issue.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement
TECP: Tax-Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Investments(b)	$—	$134,847,578	$—	$134,847,578
Total	$—	$134,847,578	$—	$134,847,578

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended March 31, 2012.
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax Free Money Fund Investment, a series of DWS Money Market Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 24, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 24, 2012